Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Contractual Undiscounted Cash Flows of Financial Liabilities

The table below analyzes the Group’s financial liabilities that will be settled into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than			Over
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2018
Borrowings	30,813	8,074	15,500	4,431	58,818
Derivative financial instruments	29	—	—	—	29
Obligations under finance leases	11,974	12,014	30,018	36,974	90,980
Trade, bills and other payables	19,747	—	—	—	19,747

Total	62,563	20,088	45,518	41,405	169,574

	Less than			Over
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2017
Borrowings	41,060	7,325	10,161	10,014	68,560
Derivative financial instruments	324	—	1	—	325
Obligations under finance leases	11,651	10,408	27,895	30,196	80,150
Trade, bills and other payables	16,148	—	—	—	16,148

Total	69,183	17,733	38,057	40,210	165,183

Summary of Market Equity Indices

The market equity indices for the following stock exchanges, at the close of business of the nearest trading day in the year to the end of the reporting period, and their respective highest and lowest points during the year were as follows:

	December 31	High/Low	December 31	High/Low
	2018	2018	2017	2017
Hong Kong – Hang Seng Index	25,846	33,154/24,586	29,919	30,003/22,134
Shanghai – A Share Index	2,611	3,728/2,600	3,463	3,611/3,197

Summary of Equity Investments at Fair Value Through Other Comprehensive Income, Impact Deemed to be on Fair Value Reserve

The following table demonstrates the sensitivity to every 10% change in the fair values of the equity investments, with all other variables held constant, based on their carrying amounts at the end of the reporting period. For the purpose of this analysis, for the equity investments at fair value through other comprehensive income, the impact is deemed to be on the fair value reserve as at December 31, 2018.

				Increase/(decrease)
	Carrying amount	Increase/(decrease)		in comprehensive
	of equity investment	in profit or loss		income
	RMB million	RMB million		RMB million
2018
Investments listed in:
Hong Kong – Equity investment designated at fair value through other comprehensive income	510	—		38/	(38)
Shanghai – Financial asset at fair value through profit or loss	96	7/	(7)	—
Unlisted investments at fair value:
– Equity investment designated at fair value through other comprehensive income	737	—		55/	(55)
2017
Investments listed in:
Hong Kong – Available-for-sale	569	—		43/	(43)
Shanghai – Available-for-sale	123	—		9/	(9)

Summary of Debt Ratio

The Group monitors capital on the basis of the debt ratio, which is calculated as total liabilities divided by total assets. The debt ratios at December 31, 2018 and 2017 were as follows:

	2018	2017
	RMB million	RMB million
Total liabilities	177,416	170,949
Total assets	239,017	229,727
Debt ratio	0.74	0.74

Foreign currency risk.
Statement [LineItems]
Summary of Risk

The following tables detail the Group’s exposure to major currency risk at the reporting dates:

	2018
	USD RMB million	EUR RMB million	SGD RMB million	KRW RMB million
Trade receivables	75	55	5	25
Cash and cash equivalents	124	47	10	—
Other receivables	—	2	1	131
Other non-current assets	190	—	—	—
Trade and other payables	(144)	(2)	(5)	—
Obligations under finance leases	(25,376)	—	(514)	—
Borrowings	(3,139)	(3,566)	(2,503)	(1,066)

	2017
	USD RMB million	EUR RMB million	SGD RMB million	KRW RMB million
Trade receivables	31	3	16	16
Cash and cash equivalents	961	74	28	—
Other receivables	1,065	—	1	131
Other non-current assets	206	—	—	—
Trade and other payables	(111)	—	(6)	—
Obligations under finance leases	(29,254)	—	(627)	—
Borrowings	(7,555)	(4,921)	(2,435)	(1,058)

Summary of Sensitivity Analysis of Risk

The following tables indicate the approximate change in the Group’s consolidated statement of profit or loss and other comprehensive income in response to a 1% appreciation or depreciation of the RMB against the following major currencies at the reporting dates:

	2018				2017
	Effect on profit or loss RMB million		Effect on other comprehensive income RMB million		Effect on profit or loss RMB million		Effect on other comprehensive income RMB million
If RMB (weakens)/strengthens against USD	(178	)/178	34/	(34)	(260	)/260	41/	(41)
If RMB (weakens)/strengthens against EUR	(26	)/26	—		(36	)/36	—
If RMB (weakens)/strengthens against SGD	(23	)/23	—		(23	)/23	—
If RMB (weakens)/strengthens against KRW	(7	)/7	—		(7	)/7	—

Interest Rate Risk [Member]
Statement [LineItems]
Summary of Risk

The following tables detail the interest rate profiles of the Group’s interest-bearing financial instruments at the reporting dates:

	2018 RMB million	2017 RMB million
Floating rate instruments
Cash and cash equivalents	646	4,605
Restricted bank deposits and short-term bank deposits	16	51
Borrowings	(9,705)	(13,272)
Obligations under finance leases	(50,761)	(45,314)
Interest rate swaps at notional amount	7,566	9,280

	2018 RMB million	2017 RMB million
Fixed rate instruments
Borrowings	(45,477)	(50,529)
Obligations under finance leases	(26,666)	(21,554)

Summary of Sensitivity Analysis of Risk

The following table indicates the approximate change in the Group’s profit or loss and other comprehensive income, taking the interest rate swap into consideration, if interest rate had been 25 basis points higher with all other variables held constant:

	2018		2017
	Effect on profit or loss RMB million	Effect on other comprehensive income RMB million	Effect on profit or loss RMB million	Effect on other comprehensive income RMB million
Floating rate instruments	(112)	14	(142)	17